Segment reporting: Operating assets and liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Payments for Purchase of Other Assets	$ 355,939	$ 37,950,218	$ 717,080
Assets
Current assets	9,749,192	12,125,887	11,383,485	$ 21,193,666
Non-current assets	32,845,234	51,606,426	33,195,356	14,664,313
Liabilities
Current liabilities	(9,221,130)	(8,640,476)	(9,827,179)	(13,314,035)
Non-current liabilities	(19,178,824)	(29,670,013)	(17,010,145)	$ (2,387,591)
Intercompany balances
Net asset position	14,194,472	25,421,824	17,741,517
All other
Segment Reporting Information [Line Items]
Payments for Purchase of Other Assets	76,413	43,552	43,552
Assets
Current assets	205,740	2,230,792	1,443,280
Non-current assets	115,784	1,156,085	11,374
Liabilities
Current liabilities	(1,245,773)	(1,225,532)	(1,564,234)
Non-current liabilities		(25,286,034)
Intercompany balances	(1,118,464)	(3,542,814)	(2,682,094)
Net asset position	(2,042,713)	(26,667,503)	(2,791,674)
Betting platform software and services
Segment Reporting Information [Line Items]
Payments for Purchase of Other Assets	64,721	37,881,164	538,256
Assets
Current assets	3,540,566	1,308,003	1,291,700
Non-current assets	30,048,147	43,666,430	31,203,882
Liabilities
Current liabilities	(2,070,572)	(915,762)	(652,368)
Non-current liabilities	(17,819,917)	(3,618,200)	(16,342,274)
Intercompany balances	(3,887,691)	(705,171)	(1,677,692)
Net asset position	9,810,533	39,735,300	13,823,248
Betting establishments
Segment Reporting Information [Line Items]
Payments for Purchase of Other Assets	214,805	25,502	135,272
Assets
Current assets	6,002,886	8,587,092	8,648,505
Non-current assets	2,681,303	6,783,911	1,980,100
Liabilities
Current liabilities	(5,904,785)	(6,499,182)	(7,610,577)
Non-current liabilities	(1,358,907)	(765,779)	(667,871)
Intercompany balances	5,006,155	4,247,985	4,359,786
Net asset position	$ 6,426,652	$ 12,354,027	$ 6,709,943